CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Treasury Stock CNY (¥)	Treasury Stock USD ($)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)
Balance at Dec. 31, 2015	¥ (40,204)		¥ 26				¥ 1,711		¥ 2,378		¥ (44,319)
Balance, Shares at Dec. 31, 2015 | shares			42,666,670	42,666,670
Net loss attributable to Aurora Mobile Limited’s shareholders	(61,382)										(61,382)
Other comprehensive loss	1,896								1,896
Contribution from shareholder	1,000						1,000
Accretion of contingently redeemable convertible preferred shares	(12,427)										(12,427)
Share-based compensation	2,703						2,703
Balance at Dec. 31, 2016	(108,414)		¥ 26				5,414		4,274		(118,128)
Balance, Shares at Dec. 31, 2016 | shares			42,666,670	42,666,670
Net loss attributable to Aurora Mobile Limited’s shareholders	(90,291)										(90,291)
Other comprehensive loss	(7,563)								(7,563)
Accretion of contingently redeemable convertible preferred shares	(26,391)										(26,391)
Share-based compensation	8,275						8,275
Balance at Dec. 31, 2017	(224,384)		¥ 26				13,689		(3,289)		(234,810)
Balance, Shares at Dec. 31, 2017 | shares			42,666,670	42,666,670
Net loss attributable to Aurora Mobile Limited’s shareholders	(66,197)	$ (9,627)									(66,197)
Other comprehensive loss	11,689								11,689
Issuance of Class A common shares in connection with initial public offering	464,380		¥ 4				464,376
Issuance of Class A common shares in connection with initial public offering, Shares | shares			6,059,708	6,059,708
Conversion of all outstanding contingently redeemable convertible preferred shares to Class A common shares	401,691		¥ 18				357,222				44,451
Conversion of all outstanding contingently redeemable convertible preferred shares to Class A common shares, Shares | shares			27,867,937	27,867,937
Redemption of contingently redeemable convertible preferred shares	(6,915)										(6,915)
Accretion of contingently redeemable convertible preferred shares							84,652				(84,652)
Repurchased shares	(3,165)				¥ (3,165)
Repurchased shares, Shares | shares			(46,303)	(46,303)
Share-based compensation	24,561						24,561
Balance at Dec. 31, 2018	¥ 601,660	$ 87,508	¥ 48	$ 7	¥ (3,165)	$ (460)	¥ 944,500	$ 137,372	¥ 8,400	$ 1,222	¥ (348,123)	$ (50,632)
Balance, Shares at Dec. 31, 2018 | shares			76,548,012	76,548,012